GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
Changes in carrying amount of goodwill
Balance at the beginning of the period		$ 37,348	$ 18,631
Goodwill acquired in business acquisitions		64,785	18,112
Foreign currency translation adjustments		526	605
Balance at the end of the period	102,659	102,659	37,348	18,631
Number of reporting units	2		1
Period of financial forecast for cash flow projection		5 years
GOODWILL
Impairment charges related to goodwill		$ 0	$ 0	$ 0
Former Hisoft
GOODWILL
Discount rate (as a percentage)		16.00%
Terminal value growth rate (as a percentage)		3.00%
VanceInfo
GOODWILL
Discount rate (as a percentage)		16.00%
Terminal value growth rate (as a percentage)		3.00%